CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY-6M (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended		60 Months Ended	66 Months Ended	60 Months Ended	66 Months Ended	6 Months Ended	60 Months Ended	66 Months Ended	12 Months Ended		60 Months Ended	18 Months Ended	11 Months Ended	60 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement Integer	May 30, 2012 Convertible Promissory Notes Issued to Investors under Convertible Promissory Note Agreement	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to MMRI Integer	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors 1 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued To Investors 1 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Integer	Dec. 31, 2011 Convertible Promissory Notes Issued to Investors 3 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued To Investors 4 Integer	Jun. 30, 2013 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 Integer	Dec. 31, 2012 Convertible Promissory Notes Issued As Part Of ROI Agreement 1 Integer	Jun. 30, 2013 Security Purchase Agreement With Dominion Capital LLC	Dec. 31, 2012 Security Purchase Agreement With Dominion Capital LLC	Jun. 30, 2013 Amended Security Purchase Agreement With Dominion Capital LLC
Number of investors									6	6		1	1	1	1	1	1	10	1	9	1	30	1	1
Prinicipal amount									$ 230,000	$ 230,000		$ 41,537	$ 41,537	$ 39,831	$ 30,880	$ 187,500	$ 21,500	$ 500,000		$ 100,000	$ 30,880	$ 545,608	$ 6,066	$ 9,500	$ 600,000	$ 600,000	$ 2,000,000
Amount due on demand																							6,672	10,500
Interest rate									5.00%	5.00%		5.00%	5.00%	12.00%	12.00%	25.00%	12.00%	5.00%		6.00%	12.00%	6.00%			10.00%	10.00%
Interest rate, modified											$ 0.04
Note due and payable																				180 days		180 days
Monthly installment amount																									165,000	165,000	165,000
Warrant Coverage												20.00%	20.00%					100.00%
Warrant Coverage Expiration												7 years	7 years					5 years		1 year
Principal amount plus accrued interest assigned to new investor												33,037	33,037	30,000				375,000	40,000
Proceeds from conversion of notes to common stock														9,831	29,950		21,500		57,000		15,805			9,500
Maturity Date														Jun. 05, 2013	Jun. 05, 2013	Jul. 30, 2013	Jan. 06, 2013				Jun. 05, 2013		Feb. 21, 2013		Jun. 03, 2013		Oct. 28, 2013
Fair value of the derivative liability	250,011		250,011		26,893	140,706	26,893	250,011
Change in fair value of warrant & derivative liabilities	671,943	51,287	572,370	205,171	485,006	444,135	882,174	1,454,544
Warrant Expiration																				Dec. 31, 2011
Principal amount plus accrued interest paid																			3,000
Placement Agent Proceeds																											10.00%
Date accrued interest was converted				Jan. 28, 2013
Accrued interest on two notes assigned between parties, converted to common stock				$ 15,000